Reverse Recapitalization (Details) - Schedule of Condensed Consolidated Financial Statements - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Closing proceeds:
Proceeds from Chavant trust fund			$ 1,264
Proceeds from PIPE investment			19,750
Closing disbursements:
Legacy Mobix Merger-related transaction costs paid prior to closing			(983)
Net cash proceeds			14,065
Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock			206
Conversion of Legacy Mobix SAFEs to Class A Common Stock			1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock			2,300
Unpaid Merger-related transaction costs assumed from Chavant			(871)
Unpaid Merger-related transaction costs of Legacy Mobix			(1,633)
Merger-related transaction costs expensed			4,009
Liability-classified instruments:
Net equity impact of the Merger			(16,182)
Legacy Mobix [Member]
Closing disbursements:
Transaction costs			(3,747)
Chavant [Member]
Closing disbursements:
Transaction costs			(2,219)
Net cash proceeds from the Merger at Closing			$ 15,048
Chavant Public Shares, Net of Redemptions [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			111,005
Chavant Founder Shares, Net of Shares Forfeited [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			1,341,369
PIPE Investors’ Shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			1,975,000
Settlement of PIPE Warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			199,800
Sponsor PIPE Subscription [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			199,737
Settlement of Sponsor Warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			272,182
Settlement of Warrant to Non-Redeeming Shareholder [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			202,489
Amendment to Business Combination Marketing Agreement [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			280,000
Total Chavant Shares Outstanding Immediately Prior to the Merger [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			4,581,582
Legacy Mobix Rollover Shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			18,139,258
Conversion of Legacy Mobix Convertible Notes [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			30,045
Conversion of Legacy Mobix SAFEs [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			150,953
Class A Common Stock [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)			22,901,838
Fair Value of Earnout Liability [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments			$ (33,559)
Fair Value of PIPE Make-Whole Liability [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments			(2,071)
Fair Value of Private Warrants [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments			$ (150)